14B. Long Term Borrowing (Tables)	12 Months Ended
Dec. 31, 2015
ZHEJIANG TIANLAN
Long Term Borrowing
	2015	2014
	RMB’000	RMB’000

Loan borrowed by the Company	170,732	-